(ICON)

Prudential
Structured
Maturity
Fund, Inc.
--------------------
Income Portfolio

SEMI
ANNUAL
REPORT
June 30, 1999

(LOGO)

A Message from the Fund's President        August 20, 1999
(PHOTO)

Dear Shareholder,
Prudential Structured Maturity Fund generated positive returns for the six-month period that ended on June 30, 1999, outperforming its benchmark, which posted a slightly negative return.

During the first half of 1999, the strength of the U.S. economy and the prospects of recovering international economies stoked inflation fears. Since rising inflation erodes the value of bonds' fixed interest payments, investors demanded higher yields on most debt securities. As a result, prices of these securities, which move in the opposite direction of their yields, fell modestly. The following report takes a closer look at bond market events that occurred during the six-month reporting period, and explains how Prudential Structured Maturity Fund posted a positive return despite adverse market conditions.

Our integrated and expanded team
I would like to take this opportunity to tell you about some changes we've made to our Fixed Income Group. Earlier in the year, we combined our fixed-income areas into one integrated group that will manage money for Prudential's retail and institutional investors, as well as its policyholders. This integrated group now manages approximately $145 billion in assets, making it one of the three largest fixed-income money managers in the country. The expanded depth, breadth, and scale of our investment team also allow us to tap the best talent and share investment ideas, proprietary research, and analytical tools. The group is co-headed by Senior Managing Directors Jim Sullivan, who is responsible for portfolio management and credit research, and Jack Gaston, who is in charge of risk management and quantitative research.

To utilize these integrated resources more effectively, Mr.
Sullivan recently organized the group into teams, each specializing in a different sector of the fixed-income market. The Corporate Sector team will now be responsible for the day-to-day management of your Prudential Structured
Maturity Fund. Many of the investment professionals who supported the management of the Fund in the past are part of this new team that will work together to share their knowledge and strive to enhance performance.

Thank you for your continued confidence in Prudential mutual funds. I firmly believe that the group's combined resources and our new team approach will make us a powerhouse in the world of fixed-income investing across all sectors.

Sincerely,

John R. Strangfeld
President and Chief Investment Officer
Prudential Structured Maturity Fund, Inc.

Performance Review

Cumulative Total Returns1                            As of 6/30/99
                           Six      One      Five         Since
                          Months    Year     Years      Inception2
Class A                    0.30%    3.52%    35.92%    95.48% (90.92)
Class B                    0.06     2.92     31.70     37.46
Class C                    0.06     2.92      N/A      30.27
Class Z                    0.50     3.79      N/A      15.67
Lipper Short/Int.
Inv. Grade Fund Avg.3     -0.13     3.38     34.52          ***

Average Annual Total Returns1    As of 6/30/99
            One     Five       Since
            Year    Years     Inception2
Class A     0.16%   5.63%    6.70% (6.44)
Class B    -0.08    5.66     4.97
Class C     0.89     N/A     5.32
Class Z     3.79     N/A     5.91

Distributions and Yields                       As of 6/30/99
           Total Distributions    30-Day
            Paid for Six Mos.    SEC Yield
Class A          $0.31             5.77%
Class B          $0.28             5.45
Class C          $0.28             5.41
Class Z          $0.33             6.22

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 3.25% for Class A shares.
Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1%, and 1% for four years. Class
B shares will automatically convert to Class A shares, on a quarterly basis, approximately five years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Without waiver of management fees and/or expense subsidization, the Fund's cumulative and average annual total returns would have been lower, as indicated in parentheses ( ).

2 Inception dates: Class A, 9/1/89; Class B, 12/9/92; Class C,
8/1/94; and Class Z, 12/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Short/Intermediate Investment Grade Fund category.

***Lipper Since Inception returns are 92.97% for Class A,
43.58% for Class B, 33.17% for Class C, and 13.76% for
Class Z, based on all funds in each share class.

Inflation fears roiled bond markets
Many major bond markets sold off during the first half of 1999 as investors worried that a strong U.S. economy, a nascent global economic recovery, and rising oil prices might rekindle higher inflation. Mounting inflationary pressures erode the value of bonds' fixed interest payments. To compensate for this risk, investors began to push some bond yields higher and their prices lower.
When bond markets sell off, prices of short- and intermediate-term bonds, such as those held by the Fund, typically decline less than prices of long-term bonds.

In the spring, the sell-off in debt markets accelerated. It became clear that the Federal Reserve would boost the Federal funds rate (the rate U.S. banks charge each other for overnight loans) to slow the powerful U.S. economy and head off rising inflation. On June 30, 1999, the Federal funds rate was increased by a quarter of a percentage point to 5.00%.

But the Fund still provided positive returns
Despite this markedly bearish trend, the Fund provided slightly positive six-month returns that beat the negative return of its benchmark Lipper Average. Some corporate debt securities held by the Fund sold off less than comparable bonds because they benefited from developments such as an upgrade in their credit rating or plans to participate in a merger. For example, the Fund owned bonds of Niagara Mohawk Power, whose senior unsecured debt rating was raised from BB-plus to BBB-minus by Standard & Poor's. The Fund also held fixed-income securities of BankBoston, which announced plans to merge with Fleet Financial Group later in the year.

Bought U.S. corporate bonds and sold U.S. Treasuries
During the first six months of 1999, we made major shifts in the Fund's asset allocation. U.S. corporate bonds rose from 71% of the Fund's total investments as of December 31, 1998 to 79% as of June 30, 1999, while Treasuries fell from 23% to 13%. We primarily bought short- and intermediate-term bonds of companies in the financial industry, and sold short-term Treasuries.

We favored corporate bonds because of strong fundamentals such as good corporate credit quality, solid cash flows, and earnings growth. In addition, the spread or difference between the yields of corporate bonds and Treasuries increased. This continues to occur as many companies rush to issue bonds before the end of 1999 to avoid any complications that might arise because of potential computer problems associated with the year 2000. Investors demanded higher yields on this large supply of new corporate debt securities. Corporate bonds therefore cheapened relative to Treasuries, which provided several attractive buying opportunities, particularly among the bonds of financial companies.

Maintained minimal exposure to emerging market bonds
We continued to have minimal exposure to emerging market bonds even though, on the whole, they performed better than debt securities of other fixed-income markets during the first half of 1999, based on Lehman Brothers indexes. Demand for emerging market bonds began to increase after Brazil appeared to weather a financial crisis far better than expected. In addition, investor sentiment improved toward emerging market bonds of Southeast Asian countries as economic sta-bility returned to that region. But despite the progress made in some areas, many countries that issue emerging market bonds--particularly certain Latin American nations--still face daunting challenges. After weighing the pros and cons of adding exposure to emerging market bonds, we decided that their potential credit-quality risks outweighed the benefit to be gained from their higher yields at this time.


Looking Ahead
Fed may move again in 1999
We believe the Federal Reserve could raise the Federal funds rate a second time in the summer or in early autumn if the U.S. economy continues to grow at a brisk pace or if signs of mounting inflationary pressures appear. The likelihood of another rate increase should decline later in the year because of the U.S. central bank's concerns about difficulties that may arise due to potential computer problems at the beginning of the year 2000.

Five Largest Holdings
Expressed as a percentage of net assets as of 6/30/99
U.S. Treasury Notes--7.50%, 2/15/05      13.0%
Advanta Corp.--Consumer Finance           6.0
Camden Property Trust--REIT               4.3
First Industrial L.P.-- REIT              4.2
ERP Operating L.P.--REIT                  3.8


Portfolio Composition
Expressed as a percentage of total investments as of 6/30/99
U.S. Corporate Bonds                     79.3%
U.S. Treasuries                          13.1
Asset Backed                              4.2
Cash Equivalents                          3.4

Investment Goals and Style
The Prudential Structured Maturity Fund--Income Portfolio features a fixed or laddered maturity format where assets are allocated evenly among six maturity ranges or rungs of from one to six years. Within this structure, your Fund seeks high current income consistent with the preservation of principal primarily by investing in investment-grade corporate bonds and government bonds. There can be no assurance that the Fund will achieve its investment objective.

Commentary on Presentation of Portfolio of Investments:

The Portfolio of Investments, following hereto, is presented in a 'laddered' maturity structure. The Income Portfolio invests in investment grade corporate debt securities and in obligations of the U.S. Government, its agencies and instrumentalities with maturities of six years or less. These securities are categorized within six annual maturityD categories.
--------------------------------------------------------------------------------


Portfolio of Investments as of     PRUDENTIAL STRUCTURED MATURITY FUND, INC.
June 30, 1999 (Unaudited)          INCOME PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

              Principal
Moody's       Amount
Rating*       (000)        Description                  Value (Note 1)
------------------------------------------------------------
5-6 YEARS--16.2%
Ba1           $   1,500    Lear Corp.,
                           7.96%, 5/15/05               $   1,451,250
Aaa               2,500    PECO Energy Transiton
                           Trust,
                           (Average life 5.09 years)D
                           5.80%, 3/1/07                    2,407,425
Aaa              14,150    United States Treasury
                           Notes,
                           7.50%, 2/15/05                  15,233,324
                                                        -------------
                                                           19,091,999
------------------------------------------------------------
4-5 YEARS--19.5%
A1                3,000    AT&T Corp.,
                           5.625%, 3/15/04                  2,902,890
Aaa               2,500    Comed Transitional Funding
                           Trust,
                           (Average life 4.97 years)D
                           5.44%, 3/25/07                   2,389,050
Baa3              1,000    Delta Air Lines, Inc.,
                           6.65%, 3/15/04                     984,600
Baa1              2,000    Finova Capital Corp.,
                           6.125%, 3/15/04                  1,940,000
A3                2,500    Heller Financial, Inc.,
                           6.00%, 3/19/04                   2,420,025
A1                2,500    IBM Corp.,
                           5.37%, 9/22/03                   2,413,900
Ba1               1,000    ITT Corp.,
                           6.75%, 11/15/03                    937,880
Baa1              1,500    Lehman Brothers Holdings,
                           Inc.,
                           6.625%, 4/1/04                   1,461,210
A2                3,000    Mellon Financial Co.,
                           5.75%, 11/15/03                  2,899,410
Baa3              2,000    Niagara Mohawk Power
                           Corp.,
                           7.375%, 8/1/03                   2,048,940
Baa1              2,500    PaineWebber Group, Inc.,
                           Medium Term Note,
                           7.015%, 2/10/04                  2,485,900
                                                        -------------
                                                           22,883,805
3-4 YEARS--14.7%
Baa2          $     270    Duke Realty L.P.,
                           7.30%, 6/30/03               $     271,944
A2                2,500    General Motors Acceptance
                           Corp.,
                           5.95%, 3/14/03                   2,441,225
A1                3,500    Goldman Sachs Group L.P.,
                           7.80%, 7/15/02                   3,618,965
A2                3,000    Household Finance Corp.,
                           Medium Term Note,
                           6.125%, 7/15/02                  2,974,140
A1                2,000    International Lease
                           Finance Corp., Medium Term
                           Note,
                           5.90%, 3/12/03                   1,954,120
Aa3               3,000    Morgan Stanley Dean
                           Witter,
                           6.875%, 3/1/03                   3,040,500
A2                3,000    Sears Roebuck Acceptance
                           Corp., Medium Term Note,
                           6.38%, 10/7/02                   2,983,800
                                                        -------------
                                                           17,284,694
------------------------------------------------------------
2-3 YEARS--15.9%
A2                  500    BankBoston Corp., Medium
                           Term Note,
                           6.125%, 3/15/02                    495,625
Baa2              2,500    Capital One Bank,
                           7.08%, 10/30/01                  2,521,975
A1                2,500    Chrysler Financial Corp.,
                           Medium Term Note,
                           5.25%, 10/22/01                  2,443,900
Aa3               4,000    CIT Group, Inc., Medium
                           Term Note,
                           5.80%, 3/26/02                   3,938,680
Ba3                 500    CMS Energy Corp.,
                           8.00%, 7/1/01                      498,750

--------------------------------------------------------------------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of     PRUDENTIAL STRUCTURED MATURITY FUND, INC.
June 30, 1999 (Unaudited)          INCOME PORTFOLIO
------------------------------------------------------------
------------------------------------------------------------

              Principal
Moody's       Amount
Rating*       (000)       Description                 Value (Note 1)
------------------------------------------------------------
2-3 YEARS--(cont'd.)
Baa1          $     300    Cox Enterprises, Inc.,
                           6.625%, 6/14/02              $     299,799
Baa2              2,500    MCI Communications Corp.,
                           6.125%, 4/15/02                  2,483,400
A3                2,000    MCI Worldcom, Inc.,
                           6.125%, 8/15/01                  1,993,680
Baa2              1,500    Telecomunicaiones De
                           Puerto Rico,
                           6.15%, 5/15/02                   1,483,695
Baa3              2,500    Viacom, Inc.,
                           7.50%, 1/15/02                   2,554,825
                                                        -------------
                                                           18,714,329
------------------------------------------------------------
1-2 YEARS--18.2%
Baa2              5,000    Camden Property Trust,
                           7.23%, 10/30/00                  5,005,500
A3                4,500    ERP Operating L.P.,
                           6.15%, 9/15/00                   4,470,750
Baa2              5,000    First Industrial L.P.,
                           6.50%, 4/5/01                    4,903,450
Baa2              4,000    Gables Reality L.P.,
                           6.55%, 10/1/00                   3,987,760
Baa3                600    Kroger Co.,
                           6.34%, 6/1/01                      594,938
Baa2              1,000    Mallinckrodt, Inc.,
                           6.30%, 3/15/01DD                   982,500
Baa1              1,500    Raytheon Co.,
                           5.95%, 3/15/01                   1,495,035
                                                        -------------
                                                           21,439,933
------------------------------------------------------------
WITHIN 1 YEAR--14.5%
B2                7,000    Advanta Corp.,
                           7.25%, 8/16/99                   7,001,680
Baa1              2,500    Ryder System, Inc., Medium
                           Term Note,
                           7.51%, 3/24/00                   2,525,900
A2                3,000    TCI Communications, Inc.,
                           6.375%, 9/15/99                  3,006,450

              Principal
              Amount
              (000)       Description                 Value (Note 1)
------------------------------------------------------------

              $   4,478    Joint Repurchase Agreement
                           Account (Note 5)
                           4.78%, 7/1/99                $   4,478,000
                                                        -------------
                                                           17,012,030
------------------------------------------------------------
Total Investments--99.0%
                           (cost $118,258,144; Note
                           4)                             116,426,790
                           Other assets in excess of
                           liabilities--1.0%                1,174,823
                                                        -------------
                           Net Assets--100%             $ 117,601,613
                                                        -------------
                                                        -------------

---------------
 * The Fund's current Prospectus contains a description of Moody's rating.
 D Average life is defined as the weighted average time to the return of a dollar of principal and is commonly used as the measure of investment life for pass-through securities such as asset-backed and mortgage-backed securities.
DD Mandatory put/call in March 2001.
L.P. Limited Partnership.
The industry classification of portfolio holdings and other net assets shown as a percentage of net assets as of June 30, 1999 were as follows:

REIT..................................................   15.8%
Consumer Finance......................................   15.2
U.S. Government Securities............................   13.0
Financial Services....................................   11.2
Investment Banking....................................    9.0
Telecommunications....................................    7.5
Asset Backed..........................................    4.1
Repurchase Agreement..................................    3.8
Banking...............................................    2.6
Cable.................................................    2.6
Media.................................................    2.4
Utilities.............................................    2.2
Computers.............................................    2.1
Trucking..............................................    2.1
Aerospace/Defense.....................................    1.3
Auto/Truck Parts......................................    1.2
Airlines..............................................    0.8
Lodging...............................................    0.8
Medical Products......................................    0.8
Retail................................................    0.5
Other assets in excess of liabilities.................    1.0
                                                        -----
                                                        100.0%
                                                        -----
                                                        -----
--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Statement of Assets and Liabilities   PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                           INCOME PORTFOLIO
--------------------------------------------------------------------------------

Assets                                                                                                           June 30, 1999
Investments, at value (cost $118,258,144)...................................................................      $116,426,790
Cash........................................................................................................             2,699
Interest receivable.........................................................................................         2,205,503
Receivable for Fund shares sold.............................................................................            31,824
Other assets................................................................................................             2,400
                                                                                                                  -------------
   Total assets.............................................................................................       118,669,216
                                                                                                                  -------------
Liabilities
Payable for Fund shares reacquired..........................................................................           567,035
Accrued expenses............................................................................................           251,960
Dividends payable...........................................................................................           173,359
Management fee payable......................................................................................            38,948
Distribution fee payable....................................................................................            36,301
                                                                                                                  -------------
   Total liabilities........................................................................................         1,067,603
                                                                                                                  -------------
Net Assets..................................................................................................      $117,601,613
                                                                                                                  -------------
                                                                                                                  -------------
Net assets were comprised of:
   Common stock, at par.....................................................................................      $    105,412
   Paid-in capital in excess of par.........................................................................       128,911,713
                                                                                                                  -------------
                                                                                                                   129,017,125
   Accumulated net realized loss on investments.............................................................        (9,584,157 )
   Net unrealized depreciation on investments...............................................................        (1,831,355 )
                                                                                                                  -------------
Net assets at June 30, 1999.................................................................................      $117,601,613
                                                                                                                  -------------
                                                                                                                  -------------
Class A:
   Net asset value and redemption price per share
      ($87,351,949 / 7,829,384 shares of common stock issued and outstanding)...............................            $11.16
   Maximum sales charge (3.25% of offering price)...........................................................               .37
   Maximum offering price to public.........................................................................            $11.53
Class B:
   Net asset value, offering price and redemption price per share
      ($26,832,173 / 2,405,729 shares of common stock issued and outstanding)...............................            $11.15
Class C:
   Net asset value and redemption price per share
      ($1,288,965 / 115,574 shares of common stock issued and outstanding)..................................            $11.15
   Sales charge (1% of offering price)......................................................................               .11
   Offering price to public.................................................................................            $11.26
Class Z:
   Net asset value, offering price and redemption price per share
      ($2,128,526 / 190,507 shares of common stock issued and outstanding)..................................            $11.17

--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

PRUDENTIAL STRUCTURED MATURITY FUND, INC.
INCOME PORTFOLIO
Statement of Operations (Unaudited)
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                                  Six Months
                                                     Ended
Net Investment Income                            June 30, 1999
Income
   Interest...................................    $ 4,047,485
                                                 -------------
Expenses
   Management fee.............................        247,160
   Distribution fee--Class A..................        106,046
   Distribution fee--Class B..................        128,877
   Distribution fee--Class C..................          5,244
   Transfer agent's fees and expenses.........         99,000
   Custodian's fees and expenses..............         45,000
   Registration fees..........................         39,000
   Reports to shareholders....................         30,000
   Audit fee and expenses.....................         12,000
   Legal fees and expenses....................         10,000
   Directors' fees and expenses...............          7,000
   Miscellaneous..............................          2,659
                                                 -------------
      Total expenses..........................        731,986
                                                 -------------
Net investment income.........................      3,315,499
                                                 -------------
Realized and Unrealized Loss
on Investments
Net realized loss on investment
   transactions...............................     (1,372,159)
Net change in unrealized depreciation of
   investments................................     (1,454,847)
                                                 -------------
Net loss on investments.......................     (2,827,006)
                                                 -------------
Net Increase in Net Assets
Resulting from Operations.....................    $   488,493
                                                 -------------
                                                 -------------

                                     Six Months
                                       Ended         Year Ended
Increase (Decrease)                   June 30,      December 31,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  3,315,499    $  7,618,062
   Net realized gain (loss) on
      investment transactions.....    (1,372,159)        353,315
   Net change in unrealized
      appreciation (depreciation)
      on investments..............    (1,454,847)        411,669
                                    ------------    ------------
   Net increase in net assets
      resulting from operations...       488,493       8,383,046
                                    ------------    ------------
Dividends from net investment
   income (Note 1)
      Class A.....................    (2,337,244)     (4,389,692)
      Class B.....................      (857,098)     (3,050,724)
      Class C.....................       (34,965)        (72,180)
      Class Z.....................       (86,192)       (105,466)
                                    ------------    ------------
                                      (3,315,499)     (7,618,062)
                                    ------------    ------------
Fund share transactions
   (Net of share conversions) (Note 6)
   Net proceeds from shares
      subscribed..................    41,378,778      39,833,378
   Net asset value of shares
      issued to shareholders in
      reinvestment of dividends...     2,168,686       5,214,748
   Cost of shares reacquired......   (54,147,029)    (53,344,205)
                                    ------------    ------------
   Net decrease in net assets from
      Fund share transactions.....   (10,599,565)     (8,296,079)
                                    ------------    ------------
Total decrease....................   (13,426,571)     (7,531,095)
Net Assets
Beginning of period...............   131,028,184     138,559,279
                                    ------------    ------------
End of period.....................  $117,601,613    $131,028,184
                                    ------------    ------------
                                    ------------    ------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

Notes to Financial Statements       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                         INCOME PORTFOLIO
--------------------------------------------------------------------------------
Prudential Structured Maturity Fund, Inc. (the 'Fund'), is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. The Fund consists of two portfolios--the Income Portfolio (the 'Portfolio') and the Municipal Income Portfolio. The Municipal Income Portfolio has not yet begun operations. The Portfolio's investment objective is high current income consistent with the preservation of principal. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.

Securities Valuation: The Board of Directors has authorized the use of an independent pricing service to determine valuations of U.S. Government and corporate obligations. The pricing service considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at securities valuations. When market quotations are not readily available, a security is valued by appraisal at its fair value as determined in good faith under procedures established under the general supervision and responsibility of the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: In connection with transactions in repurchase agreements, the Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: It is the Portfolio's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Portfolio declares daily and pays monthly dividends from net investment income. Distributions from net capital gains, if any, are made at least annually. Dividends and distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'); PIC furnishes investment advisory services in connection with the management of the Fund. PIFM pays for the cost of the subadviser's services, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PIFM is computed daily and payable monthly, at an annual rate of .40 of 1% of the average daily net assets of the Portfolio.

The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution, (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.
--------------------------------------------------------------------------------
                                       6

Notes to Financial Statements       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                         INCOME PORTFOLIO
--------------------------------------------------------------------------------
Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, .75 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively for the six months ended June 30, 1999.

PIMS has advised the Portfolio that it received approximately $25,200 and $2,000 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, for the six months ended June 30, 1999. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Portfolio that for the six months ended June 30, 1999, it received approximately $35,500 and $100 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America.

As of March 11, 1999, the Portfolio, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. The Funds pay a commitment fee at an annual rate of .065 of 1% on the unused portion of the credit facility, which is accrued and paid quarterly on a pro rata basis by the Funds. The SCA expires on March 10, 2000. Prior to March 11, 1999, the Funds had a credit agreement with a maximum commitment of $200,000,000. The commitment fee was .055 of 1% on the unused portion of the credit facility. The Portfolio did not borrow any amounts pursuant to either agreement during the six months ended June 30, 1999. The purpose of the agreements is to serve as an alternative source of funding for capital share redemptions.

------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Portfolio's transfer agent. During the six months ended June 30, 1999, the Portfolio incurred fees of approximately $86,000 for the services of PMFS. As of June 30, 1999, approximately $14,200 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 1999 were $140,122,930 and $147,104,881, respectively.

The cost of investments for federal income tax purposes at June 30, 1999 was $118,268,832 and accordingly, net unrealized depreciation for federal income tax purposes was $1,842,042 (gross unrealized appreciation--$16,057; gross unrealized depreciation--$1,858,099).

For federal income tax purposes, the Portfolio had a capital loss carryforward as of December 31, 1998 of approximately $8,231,000, of which $5,082,000 expires in 2002 and $3,149,000 expires in 2004. Accordingly, no capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

------------------------------------------------------------
Note 5. Joint Repurchase Agreement Account

The Portfolio, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of June 30, 1999, the Portfolio has a .575% undivided interest in the joint account. The undivided interest for the Portfolio represents $4,478,000 in the principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

Deutsche Bank Securities Inc., 4.75%, in the principal amount of $150,000,000, repurchase price $150,019,792, due 7/1/99. The value of the collateral including accrued interest was $153,000,548.

Goldman Sachs & Co., 4.85%, in the principal amount of $200,000,000, repurchase price $200,026,944, due 7/1/99. The value of the collateral including accrued interest was $204,001,378.

Morgan Stanley Dean Witter, 4.70%, in the principal amount of $178,944,000, repurchase price $178,967,362, due 7/1/99. The value of the collateral including accrued interest was $182,666,733.

Morgan Stanley Dean Witter, 4.72%, in the principal amount of $50,000,000, repurchase price $50,006,556, due 7/1/99. The value of the collateral including accrued interest was $51,021,154.
--------------------------------------------------------------------------------
                                       7

Notes to Financial Statements       PRUDENTIAL STRUCTURED MATURITY FUND, INC.
(Unaudited)                         INCOME PORTFOLIO
--------------------------------------------------------------------------------
Warburg Dillon Read LLC, 4.81%, in the principal amount of $200,000,000, repurchase price $200,026,722, due 7/1/99. The value of the collateral including accrued interest was $204,001,326.

------------------------------------------------------------
Note 6. Capital

The Portfolio offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3.25%. Class B shares are sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately five years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 250 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class B, Class C and Class Z common stock, each of which consists of 62,500,000 authorized shares. Transactions in shares of common stock were as follows:

Class A                                   Shares        Amount
--------------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold...........................     701,911   $  7,899,378
Shares issued in reinvestment of
  dividends...........................     137,047      1,547,468
Shares reacquired.....................    (924,259)   (10,443,778)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................     (85,301)      (996,932)
Shares issued upon conversion from
  Class B.............................     451,182      5,066,937
                                        ----------   ------------
Net increase in shares outstanding....     365,881   $  4,070,005
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1998:
Shares sold...........................   1,187,754   $ 13,587,731
Shares issued in reinvestment of
  dividends...........................     268,042      3,061,266
Shares reacquired.....................  (1,573,390)   (17,967,851)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................    (117,594)    (1,318,854)
Shares issued upon conversion from
  Class B.............................   1,817,276     20,807,459
                                        ----------   ------------
Net increase in shares outstanding....   1,699,682   $ 19,488,605
                                        ----------   ------------
                                        ----------   ------------
Class B                                   Shares        Amount
--------------------------------------  ----------   ------------
Six months ended June 30, 1999:
Shares sold...........................     306,478   $  3,467,578
Shares issued in reinvestment of
  dividends...........................      47,108        532,086
Shares reacquired.....................    (974,473)   (10,986,252)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................    (620,887)    (6,986,588)
Shares reacquired upon conversion into
  Class A.............................    (451,182)    (5,066,937)
                                        ----------   ------------
Net decrease in shares outstanding....  (1,072,069)  $(12,053,525)
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1998:
Shares sold...........................     866,989   $  9,909,284
Shares issued in reinvestment of
  dividends...........................     174,565      1,992,901
Shares reacquired.....................  (2,005,389)   (22,904,458)
                                        ----------   ------------
Net decrease in shares outstanding
  before conversion...................    (963,835)   (11,002,273)
Shares reacquired upon conversion into
  Class A.............................  (1,818,128)   (20,807,459)
                                        ----------   ------------
Net decrease in shares outstanding....  (2,781,963)  $(31,809,732)
                                        ----------   ------------
                                        ----------   ------------
Class C
--------------------------------------
Six months ended June 30, 1999:
Shares sold...........................      23,956   $    271,309
Shares issued in reinvestment of
  dividends...........................       2,643         29,849
Shares reacquired.....................     (43,053)      (487,410)
                                        ----------   ------------
Net decrease in shares outstanding....     (16,454)  $   (186,252)
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1998:
Shares sold...........................      55,465   $    633,410
Shares issued in reinvestment of
  dividends...........................       5,916         67,555
Shares reacquired.....................     (45,186)      (515,505)
                                        ----------   ------------
Net increase in shares outstanding....      16,195   $    185,460
                                        ----------   ------------
                                        ----------   ------------
Class Z
--------------------------------------
Six months ended June 30, 1999:
Shares sold...........................   2,622,380   $ 29,740,513
Shares issued in reinvestment of
  dividends...........................       5,245         59,282
Shares reacquired.....................  (2,841,260)   (32,229,589)
                                        ----------   ------------
Net decrease in shares outstanding....    (213,635)  $ (2,429,794)
                                        ----------   ------------
                                        ----------   ------------
Year ended December 31, 1998:
Shares sold...........................   1,369,668   $ 15,702,953
Shares issued in reinvestment of
  dividends...........................       8,140         93,026
Shares reacquired.....................  (1,042,730)   (11,956,391)
                                        ----------   ------------
Net increase in shares outstanding....     335,078   $  3,839,588
                                        ----------   ------------
                                        ----------   ------------

--------------------------------------------------------------------------------
                                    PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)    INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                      Class A
                                                           -------------------------------------------------------------
                                                            Six Months
                                                               Ended                   Year Ended December 31,
                                                             June 30,        -------------------------------------------
                                                               1999           1998        1997        1996        1995
                                                           -------------     -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................       $ 11.42        $ 11.35     $ 11.36     $ 11.63     $ 10.97
                                                               ------        -------     -------     -------     -------
Income from investment operations:
Net investment income..................................           .31            .68         .74         .73         .73
Net realized and unrealized gain (loss) on investment
   transactions........................................          (.26)           .07         .01        (.25)        .66
                                                               ------        -------     -------     -------     -------
   Total from investment operations....................           .05            .75         .75         .48        1.39
                                                               ------        -------     -------     -------     -------
Less distributions:
Dividends from net investment income...................          (.31)          (.68)       (.74)       (.73)       (.73)
Dividends in excess of net investment income...........        --              --           (.02)       (.02)      --
                                                               ------        -------     -------     -------     -------
   Total distributions.................................          (.31)          (.68)       (.76)       (.75)       (.73)
                                                               ------        -------     -------     -------     -------
Net asset value, end of period.........................       $ 11.16        $ 11.42     $ 11.35     $ 11.36     $ 11.63
                                                               ------        -------     -------     -------     -------
                                                               ------        -------     -------     -------     -------
TOTAL RETURN(a):.......................................           .30%          6.81%       6.81%       4.32%      13.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................       $87,352        $85,213     $65,431     $77,031     $88,982
Average net assets (000)...............................       $85,540        $73,382     $70,899     $81,745     $89,500
Ratios to average net assets:
   Expenses, including distribution fees...............          1.05%(b)        .81%        .94%        .86%        .82%
   Expenses, excluding distribution fees...............           .80%(b)        .71%        .84%        .76%        .72%
   Net investment income...............................          5.51%(b)       5.98%       6.51%       6.38%       6.57%
For Class A, B, C and Z shares:
   Portfolio turnover..................................           118%           301%        180%        170%        160%

                                                           1994
                                                         --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $  11.78
                                                         --------
Income from investment operations:
Net investment income..................................       .65
Net realized and unrealized gain (loss) on investment
   transactions........................................      (.80)
                                                         --------
   Total from investment operations....................      (.15)
                                                         --------
Less distributions:
Dividends from net investment income...................      (.65)
Dividends in excess of net investment income...........      (.01)
                                                         --------
   Total distributions.................................      (.66)
                                                         --------
Net asset value, end of period.........................  $  10.97
                                                         --------
                                                         --------
TOTAL RETURN(a):.......................................     (1.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................  $ 91,680
Average net assets (000)...............................  $106,737
Ratios to average net assets:
   Expenses, including distribution fees...............       .94%
   Expenses, excluding distribution fees...............       .84%
   Net investment income...............................      5.88%
For Class A, B, C and Z shares:
   Portfolio turnover..................................       123%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

                                     PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)     INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       Class B
                                                           ---------------------------------------------------------------
                                                            Six Months
                                                               Ended                    Year Ended December 31,
                                                             June 30,        ---------------------------------------------
                                                               1999           1998        1997         1996         1995
                                                           -------------     -------     -------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................       $ 11.41        $ 11.35     $ 11.36     $  11.63     $  10.97
                                                               ------        -------     -------     --------     --------
Income from investment operations:
Net investment income..................................           .28            .61         .67          .65          .66
Net realized and unrealized gain (loss) on investment
   transactions........................................          (.26)           .06         .01         (.25)         .66
                                                               ------        -------     -------     --------     --------
   Total from investment operations....................           .02            .67         .68          .40         1.32
                                                               ------        -------     -------     --------     --------
Less distributions:
Dividends from net investment income...................          (.28)          (.61)       (.67)        (.65)        (.66)
Dividends in excess of net investment income...........        --              --           (.02)        (.02)       --
                                                               ------        -------     -------     --------     --------
   Total distributions.................................          (.28)          (.61)       (.69)        (.67)        (.66)
                                                               ------        -------     -------     --------     --------
Net asset value, end of period.........................       $ 11.15        $ 11.41     $ 11.35     $  11.36     $  11.63
                                                               ------        -------     -------     --------     --------
                                                               ------        -------     -------     --------     --------
TOTAL RETURN(a):.......................................           .06%          6.03%       6.13%        3.64%       12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................       $26,832        $39,694     $71,030     $ 94,490     $120,188
Average net assets (000)...............................       $34,652        $56,913     $81,673     $106,224     $125,230
Ratios to average net assets:
   Expenses, including distribution fees...............          1.55%(b)       1.46%       1.59%        1.51%        1.47%
   Expenses, excluding distribution fees...............           .80%(b)        .71%        .84%         .76%         .72%
   Net investment income...............................          4.99%(b)       5.36%       5.87%        5.73%        5.92%

                                                           1994
                                                         --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................  $  11.78
                                                         --------
Income from investment operations:
Net investment income..................................       .58
Net realized and unrealized gain (loss) on investment
   transactions........................................      (.80)
                                                         --------
   Total from investment operations....................      (.22)
                                                         --------
Less distributions:
Dividends from net investment income...................      (.58)
Dividends in excess of net investment income...........      (.01)
                                                         --------
   Total distributions.................................      (.59)
                                                         --------
Net asset value, end of period.........................  $  10.97
                                                         --------
                                                         --------
TOTAL RETURN(a):.......................................     (1.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................  $130,258
Average net assets (000)...............................  $134,985
Ratios to average net assets:
   Expenses, including distribution fees...............      1.66%
   Expenses, excluding distribution fees...............       .84%
   Net investment income...............................      5.17%

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     10

                                     PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)     INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    Class C
                                                           ---------------------------------------------------------
                                                            Six Months
                                                               Ended                 Year Ended December 31,
                                                             June 30,        ---------------------------------------
                                                               1999           1998       1997       1996       1995
                                                           -------------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................       $ 11.41        $11.35     $11.36     $11.63     $10.97
                                                                -----        ------     ------     ------     ------
Income from investment operations:
Net investment income..................................           .28           .61        .67        .65        .66
Net realized and unrealized gain (loss) on investment
   transactions........................................          (.26)          .06        .01       (.25)       .66
                                                                -----        ------     ------     ------     ------
   Total from investment operations....................           .02           .67        .68        .40       1.32
                                                                -----        ------     ------     ------     ------
Less distributions:
Dividends from net investment income...................          (.28)         (.61)      (.67)      (.65)      (.66)
Dividends in excess of net investment income...........        --              --         (.02)      (.02)      --
                                                                -----        ------     ------     ------     ------
   Total distributions.................................          (.28)         (.61)      (.69)      (.67)      (.66)
                                                                -----        ------     ------     ------     ------
Net asset value, end of period.........................       $ 11.15        $11.41     $11.35     $11.36     $11.63
                                                                -----        ------     ------     ------     ------
                                                                -----        ------     ------     ------     ------
TOTAL RETURN(a):.......................................           .06%         6.03%      6.13%      3.64%     12.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................       $ 1,289        $1,507     $1,314     $1,396     $1,050
Average net assets (000)...............................       $ 1,410        $1,351     $1,329     $1,270     $  667
Ratios to average net assets:
   Expenses, including distribution fees...............          1.55%(b)      1.46%      1.59%      1.51%      1.47%
   Expenses, excluding distribution fees...............           .80%(b)       .71%       .84%       .76%       .72%
   Net investment income...............................          5.00%(b)      5.36%      5.87%      5.73%      5.92%

                                                          August 1,
                                                           1994(c)
                                                           Through
                                                         December 31,
                                                             1994
                                                         ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................     $11.30
                                                             -----
Income from investment operations:
Net investment income..................................        .23
Net realized and unrealized gain (loss) on investment
   transactions........................................       (.32)
                                                             -----
   Total from investment operations....................       (.09)
                                                             -----
Less distributions:
Dividends from net investment income...................       (.23)
Dividends in excess of net investment income...........       (.01)
                                                             -----
   Total distributions.................................       (.24)
                                                             -----
Net asset value, end of period.........................     $10.97
                                                             -----
                                                             -----
TOTAL RETURN(a):.......................................      (0.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................     $  371
Average net assets (000)...............................     $  192
Ratios to average net assets:
   Expenses, including distribution fees...............       1.90%(b)
   Expenses, excluding distribution fees...............       1.15%(b)
   Net investment income...............................       5.30%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class C shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     11

                                   PRUDENTIAL STRUCTURED MATURITY FUND, INC.
Financial Highlights (Unaudited)   INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 Class Z
                                                           ----------------------------------------------------
                                                                                                   December 16,
                                                            Six Months          Year Ended           1996(c)
                                                               Ended           December 31,          Through
                                                             June 30,        -----------------     December 31,
                                                               1999           1998       1997          1996
                                                           -------------     ------     ------     ------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...................       $ 11.42        $11.35     $11.37        $11.41
                                                                -----        ------     ------         -----
Income from investment operations:
Net investment income..................................           .33           .69        .77           .09
Net realized and unrealized gain (loss) on investment
   transactions........................................          (.25)          .07        .02          (.02)
                                                                -----        ------     ------         -----
   Total from investment operations....................           .08           .76        .79           .07
                                                                -----        ------     ------         -----
Less distributions:
Dividends from net investment income...................          (.33)         (.69)      (.77)         (.09)
Dividends in excess of net investment income...........        --              --         (.04)         (.02)
                                                                -----        ------     ------         -----
   Total distributions.................................          (.33)         (.69)      (.81)         (.11)
                                                                -----        ------     ------         -----
Net asset value, end of period.........................       $ 11.17        $11.42     $11.35        $11.37
                                                                -----        ------     ------         -----
                                                                -----        ------     ------         -----
TOTAL RETURN(a):.......................................           .50%         6.92%      7.01%          .59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)........................       $ 2,129        $4,614     $  784        $  200(d)
Average net assets (000)...............................       $ 3,002        $1,748     $  313        $  200(d)
Ratios to average net assets:
   Expenses, including distribution fees...............           .80%(b)       .71%       .84%          .76%(b)
   Expenses, excluding distribution fees...............           .80%(b)       .71%       .84%          .76%(b)
   Net investment income...............................          5.79%(b)      6.03%      6.71%         6.48%(b)

---------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(b) Annualized.
(c) Commencement of offering of Class Z shares.
(d) Figures are actual and are not rounded to the nearest thousand.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     12

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
John R. Strangfeld
Nancy H. Teeters
Louis A. Weil, III

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
Deborah A. Docs, Secretary
David F. Connor, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, NY 10022

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Prudential Mutual Funds                  BULK RATE
Gateway Center Three                    U.S. POSTAGE
100 Mulberry Street                         PAID
Newark, NJ  07102-4077                   Permit 6807
(800) 225-1852                           New York, NY

743924102    MF140E2
743924201
743924300
743924706